Stock Options (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Share-Based Compensation Expense Resulting from Stock Option Grants

The following table sets forth the stock-based compensation expense resulting from stock option grants, including those previously granted and vesting over time, which was recorded in the Company’s Consolidated Statements of Operations for the three months ended June 30, 2012 and 2011:

	Three Months Ended
	June 30,
	2012	2011

Director and management fees	$45,581	$2,154
Total	$45,581	$2,154

The following table sets forth the stock-based compensation expense resulting from stock option grants, including those previously granted and vesting over time, which was recorded in the Company’s Consolidated Statements of Operations for the years ended March 31, 2012 and 2011:

	Year Ended
	March 31,
	2012	2011

Director and management fees, net of the reversal of stock-based compensation	$(12,363)	$11,438
Total	$(12,363)	$11,438

Stock Option Activity

Following is a summary of the Company’s stock option activity for the three months ended June 30, 2012:

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of Options	Exercise Price	Term	Value
Outstanding at March 31, 2012	14,000	$2.61
Grants	150,000	1.55
Outstanding at June 30, 2012	164,000	$1.64	9.6 years	$0
Exercisable at June 30, 2012	40,000	$1.88	9.0 years	$0
Available for grant at June 30, 2012	4,836,000

Following is a summary of the Company’s stock option activity for the years ended March 31, 2012 and 2011:

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of Options	Exercise Price	Term	Value
Outstanding at March 31, 2010	1,610,000	$0.68
Cancellations	(1,590,000)	0.65
Outstanding at March 31, 2011	20,000	$3.08
Forfeitures	(6,000)	4.15
Outstanding at March 31, 2012	14,000	$2.61	6.5 years	$-
Exercisable at March 31, 2012	10,000	$2.86	6.5 years	$-
Available for grant at March 31, 2012	3,976,000

Stock Options Outstanding And Exercisable

The following table summarizes information about stock options outstanding and exercisable at June 30, 2012:

	Stock Options Outstanding			Stock Options Exercisable
		Weighted			Weighted
		Average	Weighted		Average	Weighted
	Number of	Remaining	Average	Number of	Remaining	Average
	Options	Contractual	Exercise	Options	Contractual	Exercise
Exercise Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price
$1.45	50,000	9.9	$1.45	10,000	9.9	$1.45
1.60	100,000	9.9	1.60	20,000	9.9	1.60
2.00	10,000	6.3	2.00	6,000	6.3	2.00
4.15	4,000	6.2	4.15	4,000	6.2	4.15
$1.45 -$ 4.15	164,000	9.6	$1.64	40,000	9.0	$1.88

The following table summarizes information about stock options outstanding and exercisable at March 31, 2012:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Prices	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$2.00	10,000	6.5	$2.00	6,000	6.5	$2.00
4.15	4,000	6.5	4.15	4,000	6.5	4.15
$2.00 - $4.15	14,000	6.5	$2.61	10,000	6.5	$2.86